Property, Plant and Equipment - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average interest rate for capitalised borrowing costs	4.00%	3.80%
Property, plant and equipment	£ 10,860	£ 10,808	£ 9,668
Weighted average cost of capital post tax percentage	7.00%
Weighted average cost of capital pre-tax discount rate percentage	9.00%
Impairment loss recognised in profit or loss, property, plant and equipment	£ 327	180	346
Impairments charged or reversed	33	171
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	21,719	22,164	20,750
Assets in construction reclassified to intangible assets	(38)	(139)
Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(10,296)	(10,669)	(10,329)
Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(563)	(687)	(753)
Impairment loss recognised in profit or loss, property, plant and equipment	(349)	(258)
Impairments charged or reversed	17	78
Computer software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets in construction reclassified to intangible assets	38	139
Cost of sales [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	198	45
Research and development [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	93	15
Selling, general and administrative expenses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	36	120
Major restructuring programmes [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	278	151
Freeholds land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,896	3,887
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,270	4,223	4,117
Leased assets	375	336
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,467	7,761	7,305
Leased assets	630	590
Assets in construction reclassified to intangible assets	602	110
Land and buildings [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,036)	(3,259)	(2,914)
Leased assets	255	253
Land and buildings [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(161)	(279)	(274)
Leased assets	0	1
Impairment loss recognised in profit or loss, property, plant and equipment	(194)	(135)
Impairments charged or reversed	7	38
Land and buildings [member] | Property with leases of 50 years or more [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	338	294
Land and buildings [member] | Properties with leases less than 50 Years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	36	42
Plant, equipment and vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,132	3,481	2,987
Leased assets	13	29
Plant, equipment and vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11,751	11,235	10,775
Leased assets	18	44
Assets in construction reclassified to intangible assets	1,186	512
Plant, equipment and vehicles [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(7,260)	(7,410)	(7,415)
Leased assets	4	15
Plant, equipment and vehicles [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(359)	(344)	£ (373)
Leased assets	1	0
Impairment loss recognised in profit or loss, property, plant and equipment	(138)	(117)
Impairments charged or reversed	£ 9	£ 38